Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 16,839,959	$ 21,950,211
Short-term investments		258,702
Receivables	21,467	51,340
Deposits and prepayments	232,743	338,824
Current Assets	17,094,169	22,599,077
Non-current Assets
Equity investments	54,020	56,539
Property, Plant and equipment	1,132,797	1,244,530
Mineral property interests	116,934,365	113,765,931
TOTAL ASSETS	135,215,351	137,666,077
Current Liabilities
Accounts payable and accrued liabilities	835,763	1,163,836
Due to a related party	91,687	50,302
Current Liabilities	927,450	1,214,138
Total Liabilities	927,450	1,214,138
Equity
Share capital	183,315,257	182,010,834
Share-based payment reserve	20,676,968	19,931,083
Accumulated other comprehensive income	8,697,745	9,311,400
Deficit	(78,402,069)	(74,645,012)
Total equity attributable to the equity holders of the Company	134,287,901	136,608,305
Non-controlling interests		(156,366)
Total Equity	134,287,901	136,451,939
TOTAL LIABILITIES AND EQUITY	$ 135,215,351	$ 137,666,077